Note 7 - Other Assets (Tables)	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	2022	2021

Accounts receivable	$3,774	$2,643
Prepaid expenses and other (note 7a)	16,391	12,699
Property and equipment (note 8)	6,868	7,075
Right-of-use assets	4,122	4,817
Deferred income tax asset (note 14)	2,128	2,931
Investment (note 7b)	953	953
Goodwill (note 7c)	5,754	5,754
Intangible assets	3,185	3,641

	$43,175	$40,513